Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property, plant and equipment consist of the following:

2022
	Cost	Accumulated depreciation	Net book value
Renewable generation facilities	$4,119,514	$1,016,784	$3,102,730
Utility plant	8,640,224	990,975	7,649,249
Land	113,153	—	113,153
Equipment	111,707	50,904	60,803
Construction in progress
Generation	196,287	—	196,287
Distribution and transmission	822,663	—	822,663
	$14,003,548	$2,058,663	$11,944,885
5.Property, plant and equipment (continued)

2021
	Cost	Accumulated depreciation	Net book value
Renewable generation facilities	$4,187,197	$751,219	$3,435,978
Utility plant	7,468,236	780,537	6,687,699
Land	114,821	—	114,821
Equipment	101,971	56,464	45,507
Construction in progress
Generation	148,302	—	148,302
Distribution and transmission	610,139	—	610,139
	$12,630,666	$1,588,220	$11,042,446

Schedule of Capitalization of Interest
Interest and AFUDC capitalized to the cost of the assets in 2022 and 2021 are as follows:

	2022	2021
Interest capitalized on non-regulated property	$4,762	$3,313
AFUDC capitalized on regulated property:
Allowance for borrowed funds	6,040	3,208
Allowance for equity funds	1,901	829
	$12,703	$7,350